Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 985,136	€ 1,208,362	€ 3,807,354	€ 2,617,978
Post employee benefits	67,732	62,837	141,331	133,012
Share-based payments	3,804,580	3,091,132	6,651,041	5,952,342
Total	€ 4,857,448	€ 4,362,331	€ 10,599,726	€ 8,703,332